Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance

Normandy Mortgage Loan Trust, Series 2013-19

CIK # Not Applicable

		HUD	517	$138,529,364.78	100.00%	3	$715,578.31	0.53%	0	$0.00	0.00%	3	$715,578.31	0.53%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Total			517	$138,529,364.78	100.00%	3	$715,578.31	0.53%	0	$0.00	0.00%	3	$715,578.31	0.53%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%